Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Mar. 31, 2020	Mar. 25, 2020	Mar. 24, 2020	Jan. 07, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Ordinary shares reserved for future issuance					67,902,071
Ordinary shares authorized					750,000,000	203,333,333
Ordinary shares par value					$ 0.0003	$ 0.0003
2019 Share Incentive Plan
Subsequent Event [Line Items]
Ordinary shares reserved for future issuance					63,429,506
Subsequent Event
Subsequent Event [Line Items]
Percentage of workforce reduction				60.00%
Ordinary shares authorized		1,200,000,000	750,000,000
Ordinary shares par value		$ 0.0003	$ 0.0003
Subsequent Event | 2019 Share Incentive Plan
Subsequent Event [Line Items]
Decrease in ordinary shares reserved	24,999,996
Subsequent Event | ADS Incentive Plan
Subsequent Event [Line Items]
Ordinary shares reserved for future issuance	24,999,996
Subsequent Event | One-time Charge Related to Termination Benefits
Subsequent Event [Line Items]
Restructuring and related cost, anticipate cost				$ 2.3